Interim Financial Data (Unaudited) (Restated) (Details) - Schedule of Parent Compnay Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (1,516,279)	$ (808,226)	$ (1,015,145)
Net cash provided by (used in) investing activities	878,000		(25,825,000)
Net cash provided by financing activities		310,000	28,249,093
(Decrease) increase in cash and cash equivalents	(638,279)	(498,226)	1,408,948
Cash, cash equivalents and restricted cash, beginning of year	986,010	1,484,236	75,288
Cash, cash equivalents and restricted cash, end of year	347,731	986,010	1,484,236
Cash, cash equivalents and restricted cash, end of year	347,731	986,010	1,484,236
Less: restricted cash		700,094	700,060
Cash and cash equivalents, end of year	$ 347,731	$ 285,916	$ 784,176